Property, Plant and Equipment - Schedule of Estimated Useful Lives (Details)	6 Months Ended
Dec. 31, 2025
Bottom of range [Member]
Schedule of Estimated Useful Lives [Line Items]
Computer system and equipment	10.00%
Top of range [Member]
Schedule of Estimated Useful Lives [Line Items]
Computer system and equipment	20.00%